                                       NEW YORK LIFE INSURANCE COMPANY
                                       51 Madison Avenue, New York, NY 10010
                                       (212) 576-5522 Fax: (212) 576-7101
                                       E-mail: Charles_F_Furtado@newyorklife.com
                                       www.newyorklife.com

                                       CHARLES F. FURTADO, JR.
                                       Assistant General Counsel

                                December 22, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: New York Life Insurance and Annuity Corporation ("NYLIAC")
         NYLIAC Variable Universal Life Separate Account - I ("Registrant") Pre-Effective Amendment No. 2 to Registration Statement on Form N-6 New York Life Lifetime Wealth Variable Universal Life Insurance Policy (the "Policy") File Nos. 811-07798/333-166664

Commissioners:

     Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is one electronically formatted copy of Pre-Effective Amendment No. 2 (the "Amendment") to the registration statement on Form N-6 (File No. 333-166664) that was filed with the Securities and Exchange Commission (the "Commission") on May 7, and October 28, 2010 pursuant to the Securities Act of 1933, as amended (the "Registration Statement"). The Amendment also constitutes amendment no. 70 to the Registration Statement under the Investment Company Act of 1940. The Amendment has been marked to show changes against the Registration Statement and Pre-Effective Amendment No. 1.

     For convenience, this letter uses the same defined terms used in the prospectus contained in the Registration Statement (the "Prospectus").

                            1. PURPOSE OF AMENDMENT

     Registrant is filing the Amendment to:

          - revise the current Monthly Asset Allocation Access Charge--from 0.40% to 0.50% of the Separate Account Value; and

          - include in the Registration Statement updated information, specifically the audited financial statements of NYLIAC and the Registrant and updates to the illustration of policy values based on current and guaranteed charges; and

          - include any exhibits required by Form N-6 that were not previously filed.

Securities and Exchange Commission
April 20, 2009
Page 2 of 2


     In addition, please note that the prospectus has been revised to include disclosure on "State Variations." Finally, the Registration Statement has been updated to include other non-material, conforming changes.

     Registrant represents that the Amendment effects no other material changes to the Registration Statement.

                         2. TIMETABLE FOR EFFECTIVENESS

     It is NYLIAC's intention to begin marketing the Policies on or about December 31, 2010. Accordingly, we would appreciate the Commission staff's efforts in reviewing the Registration Statement so that it may be declared effective on or before December 30, 2010.

     We are submitting herewith a written request for acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act. In that request, Registrant and its principal underwriter, NYLIFE Distributors LLC, have acknowledged their awareness of their obligations under the Securities Act.

     Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (212) 576-5522.


                                                       Very truly yours,

                                                     /s/ Charles F. Furtado, Jr.
                                                     ---------------------------
                                                     Charles F. Furtado, Jr.
                                                     Assistant General Counsel

cc: Mr. Patrick Scott